Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

On July 7, 2014, Omagine advanced an additional 15,000 Omani Rials ($39,000) to LLC. On September 17, 2014, Omagine advanced an additional 5,000 Omani Rials ($13,000) to LLC. As of September 22, 2014 Omagine has made cash advances against the OMAG Final Equity Investment to LLC totaling 70,000 Omani Rials ($182,000).

On July 21, 2014, the SEDA which was due to expire on September 1, 2014 was terminated by the mutual consent of Omagine and YA.

On August 15, 2014, the non-U.S. person who is an accredited investor (the “Non-U.S. Investor”) who purchased 362,308 restricted Common Shares and was issued 1,000,000 Tempest Warrants on June 24, 2014 (See Notes 6 and 7) transferred 240,000 Tempest Warrants to an affiliate which is also a non-U.S. person (the “Non-U.S. Affiliate”) and such Non-U.S. Affiliate of such Non-U.S. Investor exercised 240,000 Tempest Warrants at an exercise price of $1.40 per Common Share for proceeds to Omagine of $336,000.

On October 2, 2014, such Non-U.S. Investor transferred an additional 250,000 Tempest Warrants to such Non-U.S. Affiliate and such Non-U.S. Affiliate exercised 250,000 Tempest Warrants at an exercise price of $1.31 per Common Share for proceeds to Omagine of $327,500.

In August and October 2014, Omagine paid a finder’s fee to a non-U.S. Finder in connection with each of the two aforementioned sales of restricted Common Shares to the Non-U.S. Affiliate (see Note 7). The aggregate amount of such two finder’s fees was $33,175 ($16,800 in August 2014, $16,375 in October 2014).

On August 18, 2014, pursuant to a resolution of the Board of Directors, the expiration date for all Strategic Warrants was extended for a third time to June 30, 2015. All other terms and conditions of the Strategic Warrants remained the same. All Strategic Warrants expire on June 30, 2015 unless redeemed earlier by Omagine upon 30 days prior written notice to the Strategic Warrant holders.

On October 2, 2014, Omagine’s 60% owned subsidiary, LLC, signed a Development Agreement with the Government of the Sultanate of Oman for the development in Oman by LLC of the Omagine Project.

NOTE 11 – SUBSEQUENT EVENTS

On January 10, 2014, the Company issued 34,374 restricted shares of Common Stock valued at $26,248 to a law firm for legal services rendered, which value was calculated using the Finnerty Method based on a $0.92 bid price of the Company’s Common Stock less a 17% restricted stock discount.

In January 2014, the Company issued and sold 72,876 shares of Common Stock to YA pursuant to the SEDA for proceeds of $60,000 (See Note 9 under “Equity Financing Agreement”).

On February 13, 2014, pursuant to a resolution of the Board of Directors, the Company committed to issue and contribute an aggregate of 75,315 restricted shares of Common Stock valued at $76,250 to all eligible employees of the Omagine Inc. 401(k) Plan (two of the three such eligible employees are directors of the Company and all three are officers of the Company). The $76,250 valuation is based on the $1.04 closing bid price of the Common Stock on the date of the contribution.

In February 2014, the Company issued and sold 100,198 shares of Common Stock to YA pursuant to the SEDA for proceeds of $175,000 (See Note 9 under “Equity Financing Agreement”).

On March 3, 2014 Omagine, Inc. advanced an additional 14,000 Omani Rials (equivalent to approximately $36,400) to Omagine LLC against the OMAG Final Equity Investment.

On March 6, 2014, the Board of Directors approved the adoption of the Omagine, Inc. 2014 Stock Option Plan (the “2014 Plan”) pursuant to which the Company will reserve 3,000,000 shares of its Common Stock for issuance under the 2014 Plan. The Company intends to seek its shareholders’ ratification of the adoption by the Company of the 2014 Plan.

On March 14, 2014, the Company issued and sold 70,000 restricted shares of Common Stock to an accredited investor for proceeds of $70,000.

On March 28, 2014, pursuant to a resolution of its Board of Directors the Company committed to issue 3,500 restricted shares of Common Stock valued at $6,101 to a consultant for services rendered, which value was calculated using the Finnerty Method based on the $2.10 bid price of the Company’s Common Stock on March 14, 2014 less a 17% restricted stock discount.

On March 28, 2014, the Company granted an aggregate total of 40,000 Stock Options pursuant to the 2014 Plan to four individuals, one of whom is an independent director of the Company and one of whom is an officer of the Company. 30,000 of such Stock Options vest immediately, 10,000 shall vest on March 28, 2015, and all such Stock Options are exercisable at $1.80 per share, and expire five years from the grant date. The $55,376 estimated fair value of the 40,000 Stock Options was calculated using the Black Scholes option pricing model and the following assumptions (i) $1.80 share price, (ii) a 5 term, (iii) 106 expected volatility, (iv) 1.75% (5 year term) risk free interest rate. Accordingly, $51,914 will be expensed in the year 2014 and $3,462 will be expensed in the year 2015.

On April 8, 2014, the Company issued and sold 13,597 shares of Common Stock to YA pursuant to the SEDA for proceeds of $25,000 (See Note 9 under “Equity Financing Agreement”).

On April 11, 2014, the Company issued and sold 150,000 restricted shares of Common Stock to an accredited investor for proceeds of $150,000. As of April 11, 2014, such accredited investor owns of record 1,195,300 Common Shares which is 7.7% of the Company’s 15,454,898 issued and outstanding Common Shares on such date. As of April 11, 2014, such accredited investor also owns 441,120 currently exercisable Warrants that expire on December 31, 2014 (220,560 Warrants exercisable at $5.00 per share and 220,560 Warrants exercisable at $10.00 per share) which gives him the right to acquire beneficial ownership as specified in Rule 13d-3(d)(1) under the Securities Exchange Act of 1934, as amended (the “Rule”) of 441,120 Common Shares which are unissued shares underlying the 441,120 Warrants. The Rule specifies, among other things, that Common Shares underlying currently exercisable Warrants are deemed to be outstanding and beneficially owned by the person holding such Warrants for the purpose of computing the percentage of outstanding Common Shares owned by such person, but are not deemed to be outstanding for the purpose of computing the percentage of outstanding Common Shares owned by any other person. Therefore, as of April 11, 2014 as calculated pursuant to the Rule, such accredited investor is deemed to be the beneficial owner of 1,636,420 Common Shares which is 10.3% of the Company’s then deemed to be outstanding 15,896,018 Common Shares.

On April 11, 2014 Omagine, Inc. advanced an additional 12,000 Omani Rials (equivalent to approximately $31,200) to Omagine LLC and as of such date has made cash advances totaling 41,000 Omani Rials (equivalent to approximately $106,600) to Omagine LLC against the OMAG Final Equity Investment.